Annual Fund Operating Expenses - SoFi Social 50 Income ETF [Member]	Jun. 18, 2026	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%	[2]
Acquired Fund Fees and Expenses	0.01%	[2],[3]
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.01%)	[2],[4]
Net Expenses (as a percentage of Assets)	0.72%

[1]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require the Fund Sponsor (defined below) to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[2]	Based on estimated amounts for the current fiscal year, including estimated interest expense expected to be incurred in connection with the Fund’s investment in options.
[3]	AFFE are the indirect costs of investing in other investment companies.
[4]	The Adviser has agreed to waive its unitary management fee on any assets of the Fund that are invested in the SoFi Social 50 ETF (“SFYF”) for such period during which the Adviser serves as investment adviser to both funds. This arrangement is indefinite in term and may only be terminated by an amendment to the investment advisory agreement between the Adviser and the Tidal Trust I (the “Trust”), on behalf of the Fund. The fee waiver is not subject to recoupment.